Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 253,614	£ 256,836
Derivative liabilities	(242,136)	(250,044)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	85,767,892	65,293,067
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	253,614	256,836
Derivative liabilities	(242,136)	(250,044)
Derivatives in hedge accounting relationships
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	306,067	299,576
Derivatives in hedge accounting relationships | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	145,884	157,817
Derivatives in hedge accounting relationships | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	156,031	138,015
Derivatives in hedge accounting relationships | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	4,152	3,744
Derivatives in hedge accounting relationships | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	2,867	2,193
Derivative liabilities designated in hedge accounting relationships	(641)	(586)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	2,738	1,904
Derivative liabilities designated in hedge accounting relationships	(75)	(8)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	122	178
Derivative liabilities designated in hedge accounting relationships	(549)	(533)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	7	111
Derivative liabilities designated in hedge accounting relationships	(17)	(45)
Held for trading
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	85,461,825	64,993,491
Held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	250,747	254,643
Derivative financial liabilities held for trading	(241,495)	(249,458)
Held for trading | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	7,727,915	6,740,828
Held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	78,912	87,518
Derivative financial liabilities held for trading	(72,582)	(83,225)
Held for trading | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	73,107,979	54,134,591
Held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	102,047	109,431
Derivative financial liabilities held for trading	(89,954)	(97,427)
Held for trading | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	1,533,970	1,448,350
Held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	6,449	7,662
Derivative financial liabilities held for trading	(7,169)	(8,630)
Held for trading | Equity and stock index and commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	3,091,961	2,669,722
Held for trading | Equity and stock index and commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	63,339	50,032
Derivative financial liabilities held for trading	£ (71,790)	£ (60,176)